Institutional Investor Trust

August 30, 2010

Mr. Keith A. O'Connell, Senior Counsel
Securities and Exchange Commission
Mail Stop 8626
Washington, DC 20549-8626

Re: Institutional Investor Trust
        File Nos. 333-167495 and 811-22429

Dear Mr. O'Connell:

An N-1A/A filing for Institutional Investor Trust accompanies this letter. That filing includes all the final changes that you requested as of August 30, 2010 including all signatures of the Trustees in Part C of the filing. We request that the Commission make our filing effective September 1, 2010 or as soon as practicable thereafter.

I appreciate your assistance throughout this effort, and ask that you let me know if you need anything further.

Sincerely,

/s/Suzanne B. Thacker
Compliance Coordinator

201 Center Road, Suite Two, Venice, FL 34285-5660
491-943-3600 (Local) ~ 941-496-4660 (Fax) ~ 800-339-9476 (Toll Free)